Cash and cash equivalents - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash Held In China [Member]
Disclosure Of Cash And Cash Equivalents And Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	€ 60,381	€ 43,388
Cash Held In Argentina [Member]
Disclosure Of Cash And Cash Equivalents And Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	€ 244	€ 265